Total
New Perspective Fund
New Perspective Fund
Investment objective
The fund’s investment objective is to provide you with long-term growth of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 35 of the prospectus and on page 71 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - New Perspective Fund	Class A		Class 529-A		Class C	Class 529-C	Class 529-E	Class T	Class 529-T	Class F-1	Class F-2	Class F-3	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		3.50%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - New Perspective Fund	Class A		Class C		Class T		Class F-1		Class F-2		Class F-3		Class 529-A		Class 529-C		Class 529-E		Class 529-T		Class 529-F-1		Class 529-F-2		Class 529-F-3		Class R-1		Class R-2		Class R-2E		Class R-3		Class R-4		Class R-5E		Class R-5		Class R-6
Management fees	0.37%		0.37%		0.37%		0.37%		0.37%		0.37%		0.37%		0.37%		0.37%		0.37%		0.37%		0.37%		0.37%		0.37%		0.37%		0.37%		0.37%		0.37%		0.37%		0.37%		0.37%
Distribution and/or service (12b-1) fees	0.25%		1.00%		0.25%		0.25%		none		none		0.23%		1.00%		0.50%		0.25%		0.25%	[1]	none		none		1.00%		0.75%		0.60%		0.50%		0.25%		none		none		none
Other expenses	0.14%	[1]	0.14%	[1]	0.13%	[1]	0.18%	[1]	0.16%	[1]	0.05%	[1]	0.19%	[1]	0.19%	[1]	0.15%	[1]	0.19%	[1]	0.19%	[1]	0.17%	[2]	0.11%	[2]	0.15%	[1]	0.40%	[1]	0.26%	[1]	0.20%	[1]	0.15%	[1]	0.20%	[1]	0.09%	[1]	0.05%	[1]
Total annual fund operating expenses	0.76%		1.51%		0.75%		0.80%		0.53%		0.42%		0.79%		1.56%		1.02%		0.81%		0.81%		0.54%		0.48%		1.52%		1.52%		1.23%		1.07%		0.77%		0.57%		0.46%		0.42%
[1]	Restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - New Perspective Fund - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 648	$ 254	$ 325	$ 82	$ 54	$ 43	$ 428	$ 259	$ 104	$ 331	$ 83	$ 55	$ 49	$ 155	$ 155	$ 125	$ 109	$ 79	$ 58	$ 47	$ 43
3 years	804	477	484	255	170	135	593	493	325	502	259	173	154	480	480	390	340	246	183	148	135
5 years	973	824	657	444	296	235	773	850	563	688	450	302	269	829	829	676	590	428	318	258	235
10 years	$ 1,463	$ 1,599	$ 1,157	$ 990	$ 665	$ 530	$ 1,294	$ 1,369	$ 1,248	$ 1,227	$ 1,002	$ 677	$ 604	$ 1,813	$ 1,813	$ 1,489	$ 1,306	$ 954	$ 714	$ 579	$ 530

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - New Perspective Fund - USD ($)	Class C	Class 529-C
1 year	$ 154	$ 159
3 years	477	493
5 years	824	850
10 years	$ 1,599	$ 1,369

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategies

The fund seeks to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships by investing in common stocks of companies located around the world.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2 and Class 529-F-3 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2 and Class 529-F-3 are higher, then results would be lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 14.10% (quarter ended September 30, 2010)

Lowest -16.68% (quarter ended September 30, 2011)

The fund's total return for the nine months ended September 30, 2020, was 13.86%.

Average annual total returns For the periods ended December 31, 2019 (with maximum sales charge):
Average Annual Returns - New Perspective Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	22.60%	9.81%	10.15%	12.12%	Mar. 13, 1973
Class C	28.08%	10.24%	10.10%	8.22%	Mar. 15, 2001
Class F-1	29.99%	11.04%	10.74%	8.56%	Mar. 15, 2001
Class F-2	30.34%	11.34%	11.05%	9.43%	Aug. 01, 2008
Class F-3	30.46%			15.23%	Jan. 27, 2017
Class 529-A	25.44%	10.24%	10.32%	9.11%	Feb. 15, 2002
Class 529-C	28.01%	10.18%	10.28%	9.07%	Feb. 15, 2002
Class 529-E	29.68%	10.77%	10.44%	8.92%	Mar. 01, 2002
Class 529-F-1	30.27%	11.28%	10.96%	10.97%	Sep. 17, 2002
Class R-1	29.06%	10.24%	9.93%	8.81%	Jun. 17, 2002
Class R-2	29.03%	10.24%	9.94%	8.42%	May 21, 2002
Class R-2E	29.42%	10.65%		9.81%	Aug. 29, 2014
Class R-3	29.62%	10.74%	10.43%	9.11%	Jun. 04, 2002
Class R-4	30.03%	11.07%	10.77%	9.29%	May 28, 2002
Class R-5E	30.30%			11.80%	Nov. 20, 2015
Class R-5	30.40%	11.40%	11.10%	9.59%	May 15, 2002
Class R-6	30.48%	11.45%	11.15%	13.56%	May 01, 2009
After Taxes on Distributions | Class A	21.56%	8.52%	9.20%
After Taxes on Distributions and Sale of Fund Shares | Class A	14.11%	7.56%	8.22%
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	26.60%	8.41%	8.79%		Mar. 13, 1973

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.